LONG-TERM INVESTMENTS - Summary of long-term investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Shares of (loss) income from equity method investments	¥ (302)	$ (47)	¥ 63	¥ 1,348
Third Party Investments [Member]
Shares of (loss) income from equity method investments	(302)		¥ 63	¥ 1,348
Third Party Investments [Member] | Other Income [Member]
Realized gain from equity method investments	¥ 494